Fair Value Measurements - Additional Information (Details)	Apr. 30, 2018 USD ($)
Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial instruments measured at fair value	$ 0